MUSIC INVENTORY (Details) - USD ($)	Aug. 31, 2024	May 31, 2024
Inventory Disclosure [Abstract]
Digital music acquired for use in operations – at cost	$ 22,268	$ 22,268
Accumulated depreciation	(21,626)	(21,533)
Music inventory – net	$ 642	$ 735